Share capital and Other contributed capital - Reconciliation of the Movements in Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Balance at the beginning (in shares)	119,098,118	119,007,062
Balance at the beginning	$ 410,685	$ 475,677	$ 299,700
New Share Issuance (in shares)	5,010,253	0
New Share Issuance	$ 96,226	$ 24	249,284
Share based remuneration program (in shares)	234,344	91,056
Share based compensation program	$ 11,094	$ 8,125	$ 2,691
Balance at the end (in shares)	124,342,715	119,098,118	119,007,062
Balance at the end	$ 502,698	$ 410,685	$ 475,677
Share Capital
Disclosure of classes of share capital [line items]
Balance at the beginning	30,989	30,965	27,224
New Share Issuance	1,233	24	3,741
Balance at the end	32,221	30,989	30,965
Other Contributed capital
Disclosure of classes of share capital [line items]
Balance at the beginning	514,133	506,008	257,774
New Share Issuance	94,993	0	245,543
Share based compensation program	11,094	8,125	2,691
Balance at the end	$ 620,220	$ 514,133	$ 506,008